Post-employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Components of post-employment benefit plans service cost
COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS SERVICE COST

FOR THE YEAR ENDED DECEMBER 31	2018	2017
DB pension	(213)	(208)
DC pension	(106)	(102)
OPEBs	(3)	(6)
Plan amendment gain on OPEBs and DB pension	—	16
Less:
Capitalized benefit plans cost	56	58
Total post-employment benefit plans service cost included in operating costs	(266)	(242)
Other costs recognized in severance, acquisition and other costs	(4)	(10)
Total post-employment benefit plans service cost	(270)	(252)

Components of post-employment benefit plans financing cost	COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS FINANCING COST

FOR THE YEAR ENDED DECEMBER 31	2018	2017
DB pension	(23)	(18)
OPEBs	(46)	(54)
Total interest on post-employment benefit obligations	(69)	(72)

Defined benefit plans recognized in comprehensive income
The statements of comprehensive income include the following amounts before income taxes.

	2018	2017
Cumulative losses recognized directly in equity, January 1	(2,984)	(2,646)
Actuarial gains (losses) in other comprehensive income(1)	79	(313)
Decrease (increase) in the effect of the asset limit(2)	13	(25)
Cumulative losses recognized directly in equity, December 31	(2,892)	(2,984)
(1)The cumulative actuarial losses recognized in the statements of comprehensive income are $3,138 million in 2018.
(2)The cumulative decrease in the effect of the asset limit recognized in the statements of comprehensive income is $246 million in 2018.

Components of post-employment benefit (obligations) assets
The following table shows the change in post-employment benefit obligations and the fair value of plan assets.

	DB PENSION PLANS		OPEB PLANS		TOTAL
	2018	2017	2018	2017	2018	2017
Post-employment benefit obligations, January 1	(24,404)	(20,853)	(1,653)	(1,684)	(26,057)	(22,537)
Current service cost	(213)	(208)	(3)	(6)	(216)	(214)
Interest on obligations	(864)	(896)	(56)	(65)	(920)	(961)
Actuarial gains (losses) (1)	750	(1,193)	163	(28)	913	(1,221)
Net curtailment (losses) gains	(4)	(4)	—	16	(4)	12
Loss on plan transfer	—	(6)	—	—	—	(6)
Benefit payments	1,342	1,320	80	81	1,422	1,401
Employee contributions	(11)	(10)	—	—	(11)	(10)
Acquisition of MTS	—	(2,677)	—	(5)	—	(2,682)
Plan transfer	—	122	—	—	—	122
Other	—	1	—	38	—	39
Post-employment benefit obligations, December 31	(23,404)	(24,404)	(1,469)	(1,653)	(24,873)	(26,057)
Fair value of plan assets, January 1	23,945	20,563	299	280	24,244	20,843
Expected return on plan assets(2)	841	878	10	11	851	889
Actuarial (losses) gains(1)	(817)	896	(17)	12	(834)	908
Benefit payments	(1,342)	(1,320)	(80)	(81)	(1,422)	(1,401)
Employer contributions	433	305	75	77	508	382
Employee contributions	11	10	—	—	11	10
Acquisition of MTS	—	2,735	—	—	—	2,735
Plan transfer	—	(122)	—	—	—	(122)
Fair value of plan assets, December 31	23,071	23,945	287	299	23,358	24,244
Plan deficit	(333)	(459)	(1,182)	(1,354)	(1,515)	(1,813)
Effect of asset limit	(20)	(33)	—	—	(20)	(33)
Post-employment benefit liability, December 31	(353)	(492)	(1,182)	(1,354)	(1,535)	(1,846)
Post-employment benefit assets included in other non-current assets	331	262	—	—	331	262
Post-employment benefit obligations	(684)	(754)	(1,182)	(1,354)	(1,866)	(2,108)
(1)Actuarial gains (losses) include experience (losses) gains of ($693 million) in 2018 and $911 million in 2017.
(2)The actual return on plan assets was $17 million or 0.2% in 2018 and $1,797 million or 8.2% in 2017.

Funded status of post-employment benefit plans cost
The following table shows the funded status of our post-employment benefit obligations.

	FUNDED			PARTIALLY FUNDED(1)			UNFUNDED(2)			TOTAL
	Decem-ber 31, 2018	Decem-ber 31, 2017	January 1, 2017	Decem-ber 31, 2018	Decem-ber 31, 2017	January 1, 2017	Decem-ber 31, 2018	Decem-ber 31, 2017	January 1, 2017	Decem-ber 31, 2018	Decem-ber 31, 2017	January 1, 2017
Present value of post-employment benefit obligations	(22,765)	(23,746)	(20,249)	(1,816)	(1,976)	(1,995)	(292)	(335)	(293)	(24,873)	(26,057)	(22,537)
Fair value of plan assets	23,018	23,894	20,520	340	350	323	—	—	—	23,358	24,244	20,843
Plan surplus (deficit)	253	148	271	(1,476)	(1,626)	(1,672)	(292)	(335)	(293)	(1,515)	(1,813)	(1,694)

(1)
The partially funded plans consist of supplementary executive retirement plans (SERPs) for eligible employees and OPEBs. The company partially funds the SERPs through letters of credit and a retirement compensation arrangement account with Canada Revenue Agency. Certain paid-up life insurance benefits are funded through life insurance contracts.

(2)	Our unfunded plans consist of OPEBs, which are pay-as-you-go.

Disclosure of significant assumptions
We used the following key assumptions to measure the post-employment benefit obligations and the net benefit plans cost for the DB pension plans and OPEB plans. These assumptions are long-term, which is consistent with the nature of post-employment benefit plans.

	DB PENSION PLANS AND OPEB PLANS
AS AT	December 31, 2018	December 31, 2017	January 1, 2017

Post-employment benefit obligations
Discount rate	3.8%	3.6%	4.0%
Rate of compensation increase	2.25%	2.25%	2.25%
Cost of living indexation rate(1)	1.6%	1.6%	1.6%
Life expectancy at age 65 (years)	23.1	23.2	23.1
(1)Cost of living indexation rate is only applicable to DB pension plans.

	DB PENSION PLANS AND OPEB PLANS
For the year ended December 31	2018	2017

Net post-employment benefit plans cost
Discount rate	3.7%	4.2%
Rate of compensation increase	2.25%	2.25%
Cost of living indexation rate(1)	1.6%	1.6%
Life expectancy at age 65 (years)	23.2	23.1

(1)Cost of living indexation rate is only applicable to DB pension plans.

Healthcare cost trend rates and sensitivity analysis
The following table shows the effect of a 1% change in the assumed trend rates in healthcare costs.

EFFECT ON POST-EMPLOYMENT BENEFITS – INCREASE/(DECREASE)	1% INCREASE	1% DECREASE
Total service and interest cost	5	(3)
Post-employment benefit obligations	111	(90)
The following table shows a sensitivity analysis of key assumptions used to measure the net post-employment benefit obligations and the net post-employment benefit plans cost for our DB pension plans and OPEB plans.

		IMPACT ON NET POST-EMPLOYMENT BENEFIT PLANS COST FOR 2018 – INCREASE/(DECREASE)		IMPACT ON POST-EMPLOYMENT BENEFIT OBLIGATIONS AT DECEMBER 31, 2018 – INCREASE/(DECREASE)
	CHANGE IN ASSUMPTION	INCREASE IN ASSUMPTION	DECREASE IN ASSUMPTION	INCREASE IN ASSUMPTION	DECREASE IN ASSUMPTION
Discount rate	0.5%	(77)	65	(1,605)	1,716
Life expectancy at age 65	1 year	35	(34)	796	(771)

Post-employment benefit plan assets
The following table shows the target allocations for 2018 and the allocation of our post-employment benefit plan assets at December 31, 2018 and 2017, and at January 1, 2017.

	WEIGHTED AVERAGE TARGET ALLOCATION	TOTAL PLAN ASSETS FAIR VALUE
ASSET CATEGORY	2018	December 31, 2018	December 31, 2017	January 1, 2017
Equity securities	20% - 40%	20%	22%	22%
Debt securities	60% - 100%	64%	65%	68%
Alternative investments	0% - 40%	16%	13%	10%
Total		100%	100%	100%
The following table shows the fair value of the DB pension plan assets for each category.

AS AT	December 31, 2018	December 31, 2017	January 1, 2017
Observable markets data
Equity securities
Canadian	844	1,045	901
Foreign	3,770	4,349	3,682
Debt securities
Canadian	12,457	13,126	12,469
Foreign	2,004	1,890	1,068
Money market	327	491	387
Non-observable markets inputs
Alternative investments
Private equities	1,804	1,484	1,164
Hedge funds	1,014	965	726
Real estate	758	484	55
Other	93	111	111
Total	23,071	23,945	20,563

Disclosure of contributions to post-employment benefit plans
The following table shows the amounts we contributed to the DB and DC pension plans and the payments made to beneficiaries under OPEB plans.

	DB PLANS(1)		DC PLANS		OPEB PLANS
FOR THE YEAR ENDED DECEMBER 31	2018	2017	2018	2017	2018	2017
Contributions	(433)	(305)	(106)	(108)	(75)	(77)
(1)Includes voluntary contributions of $240 million in 2018 and $100 million in 2017.